Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Common share		Additional paid-in capital		Treasury shares	Accumulated other comprehensive Income (loss)	Retained earnings	Non-controlling interests	Total
Balance at Dec. 31, 2019	$ 697		$ 217,014		$ (9,423)	$ (2,381)	$ 17,912	$ 1,679	$ 225,498
Balance (in Shares) at Dec. 31, 2019	50,159,876
Stock-based compensation			3,975					12	3,987
Employee stock options exercised (cash and cashless)	$ 11		5,039						5,050
Employee stock options exercised (cash and cashless) (in Shares)	603,519
Distribution of dividend							(7,044)		(7,044)
Other comprehensive income (loss)						13,407		49	13,456
Acquisition of minority interest			(29)					(118)	(147)
Proceeds from issuance of ordinary shares, net of issuance expenses	$ 43		108,694						108,737
Proceeds from issuance of ordinary shares, net of issuance expenses (in Shares)	3,898,304
Net income							33,775	382	34,157
Balance at Dec. 31, 2020	$ 751		334,693		(9,423)	11,026	44,643	2,004	383,694
Balance (in Shares) at Dec. 31, 2020	54,661,699
Stock-based compensation			4,706					5	4,711
Employee stock options exercised (cash and cashless)	$ 5		2,033						2,038
Employee stock options exercised (cash and cashless) (in Shares)	403,310
Distribution of dividend							(20,255)	(31)	(20,286)
Other comprehensive income (loss)						(8,207)		48	(8,159)
Transaction with minority shareholders			(595)					(5)	(600)
Net income							47,171	151	47,322
Balance at Dec. 31, 2021	$ 756		340,837		(9,423)	2,819	71,559	2,172	408,720
Balance (in Shares) at Dec. 31, 2021	55,065,009
Stock-based compensation			3,835						3,835
Employee stock options exercised (cash and cashless)		[1]		[1]
Employee stock options exercised (cash and cashless) (in Shares)	75,201
Distribution of dividend							(38,579)		(38,579)
Other comprehensive income (loss)						(23,957)		(158)	(24,115)
Employee settlement of stock-based liability			62						62
Net income							52,595	336	52,931
Balance at Dec. 31, 2022	$ 756		$ 344,734		$ (9,423)	$ (21,138)	$ 85,575	$ 2,350	$ 402,854
Balance (in Shares) at Dec. 31, 2022	55,140,210

[1]	Represents an amount lower than $1.